Operating costs - Summary of research and development expenditure by individual project (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total research and development expenditure	€ (218,502)	€ (139,573)	€ (129,714)
Filgotinib Program [Member]
Total research and development expenditure	(53,212)	(22,376)	(35,404)
CF program (partnered)
Total research and development expenditure	(46,192)	(31,203)	(25,634)
IPF program on GLPG1690 (proprietary)
Total research and development expenditure	(16,190)	(7,129)	(4,612)
OA program on GLPG1972 (partnered)
Total research and development expenditure	(7,317)	(6,538)	(5,832)
AtD program on MOR106 (partnered)
Total research and development expenditure	(8,404)	(3,491)	(4,651)
Other
Total research and development expenditure	€ (87,187)	€ (68,836)	€ (53,582)